Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	1.50%	2.97%	2.26%
Risk-free interest rate, maximum (in percent)	2.90%	3.13%	2.57%
Expected volatility, minimum (in percent)	43.52%	46.23%	48.08%
Expected volatility, maximum (in percent)	57.59%	48.63%	49.35%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 4.8550	$ 1.5146	$ 0.0858
Fair value of underlying Ordinary Share, maximum (in dollars per share)	8.9875	5.7400	0.5359
Fair value of share option, minimum	4.8485	1.5091	0.0808
Fair value of share option, maximum	$ 8.9810	$ 5.7335	$ 0.5302